Share Capital and Treasury Shares (Details) - Schedule of Share Capital - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Schedule of Share Capital [Abstract]
Issued and fully paid 30,951,106 (2023: 30,951,106) ordinary shares of no par value	R 7,142,853	R 7,142,853